Business Optimization Items (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Total Charges

The company’s total charges (benefits) related to business optimization plans are presented below:

	Three months ended March 31,
(in millions)	2016	2015
Charges	$66	$—
Reserve adjustments	—	(10)

Total business optimization expenses (benefits)	$66	$(10)

initiated by Baxter. The company’s total charges (benefits) related to business optimization plans are presented below:

years ended December 31 (in millions)	2015	2014	2013
Charges	$5	$43	$133
Reserve adjustments	(17)	(10)	—

Total business optimization (benefits) expenses	(12)	33	133

Discontinued operations	—	(8)	(101)

Business optimization (benefits) expenses in continuing operations	$(12)	$25	$32

Business Optimization Charge

The following table summarizes activity in the reserves during the three months ended March 31, 2016 related to business optimization initiatives:

(in millions)
Reserves as of December 31, 2015	$12
Charges	30
Utilization	(8)
Currency translation adjustments and other	(1)

Reserves as of March 31, 2016	$33

The following table summarizes activity in the reserves related to business optimization initiatives:

(in millions)
Reserves as of December 31, 2014	$60
Charges	5
Reserve adjustments	(17)
Separation-related adjustments and other	(17)
Utilization	(19)

Reserves as of December 31, 2015	$12